ENTITY-WIDE DISCLOSURES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage of revenues	12.60%